UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5270

The Dreyfus/Laurel Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	08/31
Date of reporting period:	02/28/2009

The following N-CSR relates only to Dreyfus Premier Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for these series, as appropriate.

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus

Core Equity Fund

SEMIANNUAL REPORT February 28, 2009

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statement of Changes in Net Assets

15	Financial Highlights

19	Notes to Financial Statements

28	Information About the Review and Approval of the Fund’s Investment Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Core Equity Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Core Equity Fund, covering the six-month period from September 1, 2008, through February 28, 2009.

The reporting period was extremely challenging for investors.The U.S. economy has continued to weaken amid plunging housing prices, rising unemployment and tight credit conditions. Meanwhile, the worst financial crisis of our generation has driven major financial institutions and automobile manufacturers to the brink of bankruptcy. Although government and monetary authorities have responded aggressively with massive bailouts, liquidity injections and stimulus programs, several major stock indices have shed more than half their value since peaking in the fall of 2007.The steep decline in equity markets has been broad-based, with stocks across all capitalization ranges and economic sectors losing considerable value.

We so far have seen no signs of imminent improvement in the economic climate, but the financial markets appear to have priced in investors’ generally low expectations. In previous recessions, the markets have tended to anticipate economic rebounds before they occur, leading to major market rallies when few expected them.That is why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk. As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation March 16, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through February 28, 2009, as provided by Fayez Sarofim, of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance

For the six-month period ended February 28,2009,Dreyfus Core Equity Fund’s Class A shares produced a total return of –36.88%, Class B shares returned –37.07%, Class C shares returned –37.09% and Class I shares returned –36.83%.1 For the same period, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a –41.79% total return.2

The reporting period was highly challenging for large-cap stocks, as a global economic slowdown and an intensifying financial crisis fueled negative returns in every economic sector of the S&P 500 Index.The fund produced better results than its benchmark, mainly due to our longstanding focus on high-quality companies and an effective sector allocation strategy.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in common stocks of U.S. and foreign companies with market capitalizations exceeding $5 billion at the time of purchase, including multinational companies.

In choosing stocks, the fund first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, and expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund is also alert to companies which it considers undervalued in terms of current earnings, assets or growth prospects.

The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%.3 As a result, the fund invests for long-term growth rather than short-term profits.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Extreme Volatility Roiled the Financial Markets

Stocks tumbled during the reporting period, producing losses for the S&P 500 Index that have not been seen since the early 1930s.The bear market was triggered by the intensification of a credit crisis that escalated in September 2008 with the failures of several major financial institutions. These developments exacerbated an ongoing economic slowdown, as lenders grew reluctant to extend credit, causing consumer spending and business investment to decline sharply. In late November, it was officially confirmed that the U.S. economy has been mired in recession since December 2007.

Not surprisingly, financial stocks generally posted greater losses than any of the S&P 500 Index’s other economic sectors. The industrials and consumer discretionary areas also were among the more severely affected areas,as were producers of energy and basic materials.Traditionally defensive areas, such as the health care and consumer staples sectors, generally posted more mild losses.

Avoiding Troubled Financial Companies

The fund’s focus on quality sheltered it from the full brunt of the bear market. Our security selection and sector allocation strategies were particularly effective relative to the benchmark in the financials sector,where we maintained a substantially underweighted position and were early in eliminating holdings of some of the financial giants at the epicenter of the crisis, including Citigroup and Ameriprise, and reducing positions in others, such as Bank of America and American Express. During the reporting period, the fund did not own the troubled financial institutions American International Group, Merrill Lynch or Lehman Brothers.

Although the energy sector was severely affected by plunging commodity prices over the reporting period, the fund achieved relatively strong results from integrated energy producers Exxon Mobil, Chevron and ConocoPhillips, which held up better than most oil services and exploration-and-production specialists. We established a substantially overweighted position in the better performing consumer staples sector, where strong stock selections helped the fund participate in relative strength among companies with positive cash flows, low debt levels and steady customer demand. Some of the fund’s better performers included Anheuser-Busch, Wal-Mart Stores and McDonald’s. Other consumer staples holdings declined more modestly than market averages, including Philip Morris International, Altria Group and Coca-Cola. Anheuser-Busch was sold during the reporting period.

Of course, the fund also held its share of disappointments. Industrial giant General Electric suffered due to its exposure to the credit markets and slowing economy, and the fund maintained underweighted exposure to health care companies and held no stocks in the telecommunications sector, which held up better than market averages.

Economic Weakness Likely to Persist

The U.S. economy has weakened, the financial crisis has persisted and stock prices have continued to fall through the reporting period’s end. Consequently, we have maintained the fund’s generally defensive investment posture in anticipation of heightened volatility over the foreseeable future.

Still, we remain optimistic over the longer term. Lower energy prices and a stimulus package from the federal government may put more cash in consumers’ pockets later in the year, while low interest rates could help reduce business costs. Therefore, we have remained invested in fundamentally strong, large-cap companies that, in our analysis, could be among the first to rebound in an eventual market recovery.

March 16, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by Fayez Sarofim & Co., the fund’s sub-investment adviser, pursuant to an undertaking in effect through January 1, 2011.
Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.
3	Portfolio turnover rates are subject to change. Portfolio turnover rates alone do not automatically result in high or low distribution levels.There can be no guarantee that the fund will generate any specific level of distributions annually.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Core Equity Fund from September 1, 2008 to February 28, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended February 28, 2009

	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 5.06	$ 8.08	$ 8.08	$ 4.05
Ending value (after expenses)	$631.20	$629.30	$629.10	$631.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended February 28, 2009

	Class A	Class B	Class C	Class I

Expenses paid per $1,000†	$ 6.26	$ 9.99	$ 9.99	$ 5.01
Ending value (after expenses)	$1,018.60	$1,014.88	$1,014.88	$1,019.84

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class B, 2.00%
Class C and 1.00% for Class I shares, multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS February 28, 2009 (Unaudited)

Common Stocks—92.6%	Shares	Value ($)

Consumer Discretionary—15.6%
McDonald’s	40,000	2,090,000
McGraw-Hill Cos.	78,500	1,548,805
News, Cl. A	185,200	1,029,712
Philip Morris International	160,000	5,355,200
Procter & Gamble	102,000	4,913,340
Target	45,000	1,273,950
		16,211,007
Consumer Staples—22.2%
Altria Group	160,000	2,470,400
Coca-Cola	150,000	6,127,500
Estee Lauder, Cl. A	29,000	656,850
Nestle, ADR	150,125	4,880,564
PepsiCo	80,000	3,851,200
Wal-Mart Stores	35,000	1,723,400
Walgreen	135,000	3,221,100
Whole Foods Market	15,000 [a,b]	182,250
		23,113,264
Energy—24.0%
Chevron	84,000	5,099,640
ConocoPhillips	70,000	2,614,500
Exxon Mobil	145,560	9,883,524
Halliburton	50,000	815,500
Occidental Petroleum	40,000	2,074,800
Patriot Coal	2,400 [a,b]	8,760
Peabody Energy	12,000	284,040
Royal Dutch Shell, ADR	50,000	2,198,500
Total, ADR	25,000	1,180,000
Transocean	12,243 [b]	731,764
		24,891,028
Financial—2.8%
American Express	32,500	391,950
Bank of America	95,000	375,250
HSBC Holdings, ADR	35,000 [a]	1,218,000
JPMorgan Chase & Co.	40,500	925,425
		2,910,625

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care—8.8%
Abbott Laboratories	70,000	3,313,800
Johnson & Johnson	90,000	4,500,000
Medtronic	20,000	591,800
Merck & Co.	30,000	726,000
		9,131,600
Industrials—6.3%
Caterpillar	27,000	664,470
Emerson Electric	98,000	2,621,500
General Dynamics	11,000	482,020
General Electric	204,000	1,736,040
United Technologies	27,000	1,102,410
		6,606,440
Information Technology—11.0%
Apple	14,000 [b]	1,250,340
Automatic Data Processing	30,000	1,024,500
Cisco Systems	100,000 [b]	1,457,000
Intel	325,000	4,140,500
Microsoft	100,000	1,615,000
QUALCOMM	25,000	835,750
Texas Instruments	75,000	1,076,250
		11,399,340
Materials—1.9%
Freeport-McMoRan Copper & Gold	14,000	425,880
Praxair	25,000	1,418,750
Rio Tinto, ADR	1,000 [a]	102,000
		1,946,630
Total Common Stocks
(cost $114,929,689)		96,209,934

Other Investment—7.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,325,000)	7,325,000 [c]	7,325,000

Investment of Cash Collateral
for Securities Loaned—1.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $1,471,302)	1,471,302 [c]	1,471,302
Total Investments (cost $123,725,991)	101.1%	105,006,236
Liabilities, Less Cash and Receivables	(1.1%)	(1,111,114)
Net Assets	100.0%	103,895,122

ADR—American Depository Receipts
a All or a portion of these securities are on loan. At February 28, 2009, the total market value of the fund’s securities on loan is $1,359,909 and the total market value of the collateral held by the fund is $1,471,302.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Energy	24.0	Money Market Investments	8.5
Consumer Staples	22.2	Industrials	6.3
Consumer Discretionary	15.6	Financial	2.8
Information Technology	11.0	Materials	1.9
Health Care	8.8		101.1

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES February 28, 2009 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,359,909)—Note 1(b):
Unaffiliated issuers		114,929,689		96,209,934
Affiliated issuers			8,796,302	8,796,302
Cash				101,064
Dividends and interest receivable				460,408
Receivable for shares of Capital Stock subscribed				94,260
			105,661,968
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)				142,287
Liability for securities on loan—Note 1(b)				1,471,302
Payable for shares of Capital Stock redeemed				152,227
Accrued expenses				1,030
				1,766,846
Net Assets ($)			103,895,122
Composition of Net Assets ($):
Paid-in capital			124,917,493
Accumulated undistributed investment income—net				737,596
Accumulated net realized gain (loss) on investments				(3,040,212)
Accumulated net unrealized appreciation
(depreciation) on investments				(18,719,755)
Net Assets ($)			103,895,122

Net Asset Value Per Share
	Class A	Class B	Class C	Class I

Net Assets ($)	49,928,948	9,460,477	44,423,633	82,064
Shares Outstanding	5,078,613	969,765	4,585,434	8,203
Net Asset Value Per Share ($)	9.83	9.76	9.69	10.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $14,612 foreign taxes withheld at source):
Unaffiliated issuers	1,932,124
Affiliated issuers	7,634
Income from securities lending	8,378
Total Income	1,948,136
Expenses:
Management fee—Note 3(a)	682,864
Distribution and service fees—Note 3(b)	401,902
Directors’ fees and expenses—Note 3(a)	4,694
Loan commitment fees—Note 2	2,458
Interest expense—Note 2	155
Total Expenses	1,092,073
Less—reduction in management fee
due to undertaking—Note 3(a)	(61,988)
Less—Directors’ fees reimbursed by
the Manager—Note 3(a)	(4,694)
Net Expenses	1,025,391
Investment Income—Net	922,745
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,701,437)
Net unrealized appreciation (depreciation) on investments	(58,731,066)
Net Realized and Unrealized Gain (Loss) on Investments	(60,432,503)
Net (Decrease) in Net Assets Resulting from Operations	(59,509,758)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Operations ($):
Investment income—net	922,745	1,444,289
Net realized gain (loss) on investments	(1,701,437)	1,690,372
Net unrealized appreciation
(depreciation) on investments	(58,731,066)	(18,613,915)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(59,509,758)	(15,479,254)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(805,844)	(981,299)
Class B Shares	(8,383)	(126,290)
Class C Shares	(271,640)	(335,591)
Class I Shares	(1,698)	(1,529)
Class T Shares	(14,028)	(29,606)
Net realized gain on investments:
Class A Shares	—	(944,029)
Class B Shares	—	(392,880)
Class C Shares	—	(856,619)
Class I Shares	—	(1,199)
Class T Shares	—	(36,840)
Total Dividends	(1,101,593)	(3,705,882)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	14,735,042	12,941,924
Class B Shares	262,210	569,932
Class C Shares	14,019,249	11,366,945
Class I Shares	2,266	53,009
Class T Shares	76,712	115,040

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A Shares	616,759	1,462,847
Class B Shares	5,904	384,578
Class C Shares	108,921	554,976
Class I Shares	1,698	2,728
Class T Shares	10,794	57,889
Cost of shares redeemed:
Class A Shares	(10,254,136)	(20,100,069)
Class B Shares	(6,682,507)	(11,246,874)
Class C Shares	(8,611,710)	(16,803,154)
Class I Shares	(10,892)	(27,280)
Class T Shares	(1,306,278)	(1,562,665)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,974,032	(22,230,174)
Total Increase (Decrease) in Net Assets	(57,637,319)	(41,415,310)
Net Assets ($):
Beginning of Period	161,532,441	202,947,751
End of Period	103,895,122	161,532,441
Undistributed investment income—net	737,596	916,444

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2009	Year Ended
	(Unaudited)[a]	August 31, 2008

Capital Share Transactions:
Class Ab,c
Shares sold	1,249,400	773,885
Shares issued for dividends reinvested	55,068	84,276
Shares redeemed	(857,458)	(1,200,427)
Net Increase (Decrease) in Shares Outstanding	447,010	(342,266)
Class Bb
Shares sold	22,887	34,254
Shares issued for dividends reinvested	530	22,438
Shares redeemed	(541,972)	(686,273)
Net Increase (Decrease) in Shares Outstanding	(518,555)	(629,581)
Class C
Shares sold	1,222,880	687,579
Shares issued for dividends reinvested	9,848	32,455
Shares redeemed	(735,779)	(1,025,733)
Net Increase (Decrease) in Shares Outstanding	496,949	(305,699)
Class I
Shares sold	184	3,217
Shares issued for dividends reinvested	149	155
Shares redeemed	(939)	(1,541)
Net Increase (Decrease) in Shares Outstanding	(606)	1,831
Class Tc
Shares sold	6,585	7,005
Shares issued for dividends reinvested	970	3,362
Shares redeemed	(118,148)	(90,990)
Net Increase (Decrease) in Shares Outstanding	(110,593)	(80,623)

a Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended February 28, 2009, 197,972 Class B shares representing $2,479,208 were automatically converted to 195,403 Class A shares and during the period ended August 31, 2008, 100,671 Class B shares representing $1,610,683 were automatically converted to 99,003 Class A shares.
c On the close of business on February 4, 2009, 110,593 Class T shares representing $998,745 were automatically converted to 91,712 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	15.81	17.56	15.94	14.81	13.95	12.91
Investment Operations:
Investment income—net[a]	.11	.20	.18	.17	.20	.10
Net realized and unrealized
gain (loss) on investments	(5.92)	(1.54)	1.63	1.08	.82	1.02
Total from Investment Operations	(5.81)	(1.34)	1.81	1.25	1.02	1.12
Distributions:
Dividends from
investment income—net	(.17)	(.21)	(.19)	(.12)	(.16)	(.08)
Dividends from net realized
gain on investments	—	(.20)	—	—	—	—
Total Distributions	(.17)	(.41)	(.19)	(.12)	(.16)	(.08)
Net asset value, end of period	9.83	15.81	17.56	15.94	14.81	13.95
Total Return (%)[b]	(36.88)[c]	(7.86)	11.39	8.45	7.35	8.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.36[d]	1.36	1.35	1.36	1.35	1.35
Ratio of net expenses
to average net assets	1.25[d]	1.25	1.25	1.30	1.35	1.35
Ratio of net investment income
to average net assets	1.89[d]	1.19	1.07	1.13	1.39	.72
Portfolio Turnover Rate	.61[c]	8.27	5.10	.88	3.89	2.21
Net Assets, end of period
($ x 1,000)	49,929	73,223	87,341	85,054	95,660	102,518

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2009			Year Ended August 31,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	15.52	17.24	15.65	14.62	13.76	12.77
Investment Operations:
Investment income (loss)—net[a]	.06	.07	.05	.06	.09	(.00)[b]
Net realized and unrealized
gain (loss) on investments	(5.81)	(1.53)	1.60	1.05	.82	1.00
Total from Investment Operations	(5.75)	(1.46)	1.65	1.11	.91	1.00
Distributions:
Dividends from
investment income—net	(.01)	(.06)	(.06)	(.08)	(.05)	(.01)
Dividends from net realized
gain on investments	—	(.20)	—	—	—	—
Total Distributions	(.01)	(.26)	(.06)	(.08)	(.05)	(.01)
Net asset value, end of period	9.76	15.52	17.24	15.65	14.62	13.76
Total Return (%)[c]	(37.07)[d]	(8.60)	10.56	7.60	6.65	7.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.11[e]	2.11	2.10	2.11	2.10	2.10
Ratio of net expenses
to average net assets	2.00[e]	2.00	2.00	2.05	2.10	2.10
Ratio of net investment income
(loss) to average net assets	1.09[e]	.45	.32	.38	.64	(.03)
Portfolio Turnover Rate	.61[d]	8.27	5.10	.88	3.89	2.21
Net Assets, end of period
($ x 1,000)	9,460	23,104	36,510	40,222	47,455	50,172

a	Based on average shares outstanding at each month end.

b	Amount represents less than $.01 per share.

c	Exclusive of sales charge.

d	Not annualized.

e	Annualized.

See notes to financial statements.

Six Months Ended
February 28, 2009			Year Ended August 31,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	15.49	17.21	15.64	14.61	13.76	12.77
Investment Operations:
Investment income (loss)—net[a]	.07	.07	.05	.06	.09	(.00)[b]
Net realized and unrealized
gain (loss) on investments	(5.81)	(1.51)	1.59	1.05	.81	1.01
Total from Investment Operations	(5.74)	(1.44)	1.64	1.11	.90	1.01
Distributions:
Dividends from
investment income—net	(.06)	(.08)	(.07)	(.08)	(.05)	(.02)
Dividends from net realized
gain on investments	—	(.20)	—	—	—	—
Total Distributions	(.06)	(.28)	(.07)	(.08)	(.05)	(.02)
Net asset value, end of period	9.69	15.49	17.21	15.64	14.61	13.76
Total Return (%)[c]	(37.09)[d]	(8.59)	10.60	7.60	6.58	7.88
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.11[e]	2.11	2.10	2.11	2.10	2.10
Ratio of net expenses
to average net assets	2.00[e]	2.00	2.00	2.05	2.10	2.10
Ratio of net investment income
(loss) to average net assets	1.14[e]	.45	.32	.38	.63	(.03)
Portfolio Turnover Rate	.61[d]	8.27	5.10	.88	3.89	2.21
Net Assets, end of period
($ x 1,000)	44,424	63,332	75,646	64,230	72,062	73,690

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2009			Year Ended August 31,

Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	16.12	17.90	16.24	15.06	13.97	12.90
Investment Operations:
Investment income—net[b]	.13	.25	.23	.22	.26	.13
Net realized and unrealized
gain (loss) on investments	(6.04)	(1.58)	1.66	1.09	1.03	1.04
Total from Investment Operations	(5.91)	(1.33)	1.89	1.31	1.29	1.17
Distributions:
Dividends from
investment income—net	(.21)	(.25)	(.23)	(.13)	(.20)	(.10)
Dividends from net realized
gain on investments	—	(.20)	—	—	—	—
Total Distributions	(.21)	(.45)	(.23)	(.13)	(.20)	(.10)
Net asset value, end of period	10.00	16.12	17.90	16.24	15.06	13.97
Total Return (%)	(36.83)[c]	(7.63)	11.69	8.72	9.29	9.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11[d]	1.10	1.10	1.11	1.10	1.10
Ratio of net expenses
to average net assets	1.00[d]	1.00	1.00	1.05	1.10	1.10
Ratio of net investment income
to average net assets	2.12[d]	1.46	1.33	1.41	1.79	1.01
Portfolio Turnover Rate	.61[c]	8.27	5.10	.88	3.89	2.21
Net Assets, end of period
($ x 1,000)	82	142	125	122	103	596

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.

b	Based on average shares outstanding at each month end.

c	Not annualized.

d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Core Equity Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to achieve long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

At a meeting of the fund’s Board of Directors held on July 24, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier Core Equity Fund” to “Dreyfus Core Equity Fund.”

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge. Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class I shares are sold primarily to bank trust departments and other financial service providers, including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, acting on behalf of customers having a qualified trust or investment account or relationship at such institution and bear no distribution or service fees. Class I shares are offered without a front end

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valu-

ation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investments in
Securities	100,125,672	4,880,564	0	105,006,236
Other Financial
Instruments†	0	0	0	0
Liabilities ($)
Other Financial
Instruments†	0	0	0	0

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and any options contracts.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 28, 2009, The Bank of New York Mellon earned $3,591, from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2008 was as follows: ordinary income $1,474,761 and long-term capital gains $2,231,121.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million credit facility provided by The Bank of New York Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average daily amount of borrowings outstanding under both Facilities during the period ended February 28, 2009 was approximately $18,000 with a related weighted average annualized interest rate of 1.74%.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory,administrative,custody,fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the fund’s average daily net assets.A portion of the fund’s management fee, in the amount of .10% of the fund’s average daily net assets, is being waived from September 1, 2009 until January 1, 2011.Sarofim & Co.has agreed to waive receipt of that portion of its sub-investment advisory fee, which is paid by Dreyfus out of its management fee received from the fund. Dreyfus will, in turn, pass that waiver onto the fund. The reduction in management fee, pursuant to the undertakings, amounted to $61,988 during the period ended February 28, 2009. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). Each Director receives $45,000 per year, plus $6,000 for each joint Board meeting of the Company,The Dreyfus/LaurelTax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) and Dreyfus Investment Funds attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and are reimbursed for travel and out of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings prior to April 12, 2008, the Chair of the audit committee received $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds, Dreyfus Investment Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds, Dreyfus Investment Funds and Dreyfus HighYield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by the Company directly to the non-interested Directors,that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Sarofim & Co., Dreyfus has agreed to pay Sarofim & Co. an annual fee of .30% of the value of the fund’s average daily net assets, payable monthly. Sarofim & Co. has agreed to waive receipt of that portion of its sub-investment advisory fee, which is paid by Dreyfus out of its Management fee received from the fund.

During the period ended February 28, 2009, the Distributor retained $1,752 from commissions earned on sales of the fund’s Class A shares and $21,397 and $14,889 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B, Class C and ClassT shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares.The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B, Class C and ClassT shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class T shares. During the period ended February 28, 2009, Class A, Class B, Class C and Class T shares were charged $71,850, $54,384, $191,048 and $1,405, respectively, pursuant to their respective Plans. During the period ended February 28, 2009, Class B, Class C and Class T shares were charged $18,128, $63,682 and $1,405, respectively, pursuant to the Service Plan.

Under their terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not “interested persons” of the

Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $95,317, Rule 12b-1 distribution plan fees $44,287 and shareholder services plan fees $11,348, which are offset against an expense reimbursement currently in effect in the amount of $8,665.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2009, amounted to $752,044 and $4,689,255, respectively.

At February 28, 2009, accumulated net unrealized depreciation on investments was $18,719,755, consisting of $14,455,260 gross unrealized appreciation and $33,175,015 gross unrealized depreciation.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 9 and 10, 2009, the Board considered the re-approval of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between the Manager and Fayez Sarofim & Co. (“Sarofim & Co.”), with respect to the fund, pursuant to which Sarofim & Co. provides day-to-day management of the fund’s investments subject to the Manager’s oversight.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager and Sarofim & Co.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement, and by Sarofim

& Co. pursuant to the Sub-Investment Advisory Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund and the fund’s asset size.

The Board members also considered Sarofim & Co.’s research and portfolio management capabilities. The Board members also considered that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure, as well as the Manager’s supervisory activities over Sarofim & Co.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail, front-end load, large-cap, core funds (the “Performance Group”) and to a larger universe of funds, consisting of all large-cap core funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s total return performance for periods ended December 31, 2008 was above the Performance Group and Performance Universe medians for each of the 1-, 2-, 3-, 4-, 5- and 10-year periods. The Board discussed with representatives of the Manager and Sarofim & Co. the investment strategy employed in the management of the fund’s assets and how that strategy affected the fund’s relative performance. The Manager also provided the Board with the fund’s total return performance for each calendar year since inception in comparison to the fund’s benchmark.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund has a

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE

FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

“unitary fee” structure. A representative of the Manager reminded the Board members that the fund’s total expense ratio reflected a waiver by Sarofim & Co. of a portion of its sub-investment advisory fee (such fee paid by the Manager which, in turn, is waiving the same amount of the fund’s management fee paid by the fund) in the amount of .10% of the value of the fund’s average daily net assets which was put in place as of February 7, 2006 and continued until April 4, 2008.The waiver amount is approximately 33% of the sub-investment advisory fee Sarofim & Co. would otherwise be paid under the Sub-Investment Advisory Agreement with the Manager. The Board members noted that the fund’s expense ratio, with and without the waiver, was higher than the fund’s Expense Group and Expense Universe medians. Representatives of the Manager, Sarofim & Co. and the Board members agreed that the waiver by Sarofim & Co. would be extended until January 1, 2011.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund (the “Similar Funds”), and by other accounts managed by the Manager, Sarofim & Co. or their respective affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”). The Manager’s representatives explained the nature of the Similar Accounts and the differences, from the Manager’s and Sarofim & Co.’s perspective, as applicable, in providing services to such Similar Accounts as compared to managing and providing services to the fund.The Manager’s representatives also reviewed the costs associated with distribution through inter-mediaries.The Board analyzed differences in fees paid to the Manager or Sarofim & Co. and discussed the relationship of the fees paid in light of the services provided, noting the fund’s “unitary fee” structure.The Board members considered the relevance of the fee information provided for the Similar Funds and the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee and sub-investment advisory fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

The Board considered the fee to Sarofim & Co. in relation to the fee paid to the Manager and the respective services provided by Sarofim & Co. and the Manager.The Board also noted that Sarofim & Co.’s fee is paid by the Manager and not the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager or Sarofim & Co. from acting as investment adviser and sub-investment adviser, respectively, and noted there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. Since the Manager, and not the fund, pays Sarofim & Co. pursuant to the Sub-Investment

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Advisory Agreement, the Board did not consider Sarofim & Co.’s profitability to be relevant to its deliberations. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement and Sub-Investment Advisory Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager and Sarofim & Co. are adequate and appropriate.
  The Board was satisfied with the fund’s relative performance.
  The Board concluded, taking into account the extension of the fee waiver, that the fee paid by the fund to the Manager, and by the Manager to Sarofim & Co., were reasonable in light of the consid- erations described above.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement and Sub-Investment Advisory Agreement was in the best interests of the fund and its shareholders.

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ J. David Officer

J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)